Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
CANADA
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US	12.50%
MEXICO
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US	12.50%
CHINA
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US	10.00%
Other Countries [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US	5.00%
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 4,890	$ 4,682
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	4,475	4,316
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	1,082	942
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1)	$ 732	$ 693